Share Capital and warrants - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)
USD
Disclosure of classes of share capital [line items]
Number of options	102,608	12,500
Weighted average grant date fair value | $	$ 2.22	$ 1.70
CAD
Disclosure of classes of share capital [line items]
Number of options	1,057,831	1,077,721
Weighted average grant date fair value	$ 2.13	$ 1.71	$ 2.72	$ 2.22